Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill

	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2019, 1 January 2020 and 30 June 2020	1,285	(82)	1,203